SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	9 Months Ended		12 Months Ended									110 Months Ended	119 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2011	Sep. 30, 2012
Net loss	$ (6,639,926)	$ (5,469,502)	$ (7,435,422)	$ (4,560,263)	$ (6,219,873)	$ (6,090,715)	$ (5,090,325)	$ (963,440)	$ (481,837)	$ (342,761)	$ (295,790)	$ (31,480,426)	$ (38,120,352)
Adjustments to reconcile net loss to cash used in operating activities													7,486,674
Changes in working capital													609,801
Cash used in operating activities	(4,891,171)	(4,434,607)	(5,970,090)	(3,382,447)								(25,132,706)	(30,023,877)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in a business combination	0	905,649	905,649	0								905,649	905,649
Purchases of fixed assets, net of $7,000 proceeds from sale of fixed assets	(37,142)	(112,195)	(118,411)	(1,652)								(5,486,592)	(5,516,734)
Change in restricted cash	0	500,000	500,000	0								(55,000)	(55,000)
Payment for intangible assets	0	0	0	0								(19,671)	(19,671)
Cash provided by (used in) investing activities	(37,142)	1,293,454	1,287,238	(1,652)								(4,648,614)	(4,685,756)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants, net of issuance costs, repurchase of common stock, and cash paid in lieu of fractional shares in a business combination	0	0	0	2,720,985								2,720,985	37,114,220
Change in deferred issuance costs	0	(130,800)	28,500	99,461								28,500	28,500
Proceeds from issuance of long-term obligations and convertible notes	0	0	0	450,000								1,677,945	4,398,930
Payments on long-term obligations	0	(675,743)	(675,743)	(190,789)								(1,227,944)	(1,234,253)
Cash provided by (used in) financing activities	5,020,117	4,058,169	9,515,073	3,077,713								35,287,280	40,307,397
INCREASE IN CASH AND EQUIVALENTS	91,804	917,016	4,832,221	(306,386)								5,505,960	5,597,764
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	5,505,960	673,739	673,739	980,125								0	0
CASH AND EQUIVALENTS AT END OF PERIOD	5,597,764	1,590,755	5,505,960	673,739	980,125							5,505,960	5,597,764
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	0	13,716	13,716	54,454								208,689	208,689
Fair value of derivative warrants reclassified to additional paid-in capital upon cashless exercise	43,855	48,339	48,339	0								48,339	92,194
Issuance of common stock upon the conversion of notes payable and accrued interest	0	3,184,707	3,184,707	0								3,184,707	3,184,707
Fair value of assets acquired in exchange for securities in a business combination	0	78,408	78,408	0								78,408	78,408
Fair value of liabilities assumed in exchange for securities in a business combination	0	(439,616)	(439,616)	0								(439,616)	(439,616)
Excess of purchase price over net assets acquired in a business combination													$ 1,675,462